GOF-P8 06/26

SUPPLEMENT DATED JUNE 3, 2026
TO THE PROSPECTUS OF EACH
FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

The following bullet is added to the section titled "Your Account- Choosing a Share Class- Qualified Investors- Class R6 in the prospectus of each fund listed in Schedule A:

• education savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended.

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Franklin Alternative Strategies Fund	October 1, 2025

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund	July 1, 2025

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund	November 1, 2025

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund	February 1, 2026
Franklin Growth Fund	February 1, 2026
Franklin Income Fund	February 1, 2026
Franklin U.S. Government Securities Fund	February 1, 2026
Franklin Utilities Fund	February 1, 2026

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund	September 1, 2025

Fund	Date of Prospectus

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund	May 1, 2026
Franklin Corefolio Allocation Fund	May 1, 2026
Franklin Global Allocation Fund	May 1, 2026
Franklin Growth Allocation Fund	May 1, 2026
Franklin LifeSmart™ Retirement Income Fund	May 1, 2026
Franklin LifeSmart™ 2020 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2025 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2030 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2035 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2040 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2045 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2050 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2055 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2060 Retirement Target Fund	May 1, 2026
Franklin Moderate Allocation Fund	May 1, 2026

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund	December 1, 2025

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund	December 1, 2025

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund	February 1, 2026

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund	March 1, 2026
Franklin Equity Income Fund	March 1, 2026
Franklin Floating Rate Daily Access Fund	March 1, 2026
Franklin Long Duration Credit Fund	March 1, 2026
Franklin Low Duration Total Return Fund	March 1, 2026
Franklin Low Duration U.S. Government Securities Fund	March 1, 2026
Franklin Managed Income Fund	March 1, 2026
Franklin Total Return Fund	March 1, 2026

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund	February 1, 2026

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund	July 1, 2025

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund	May 1, 2026
Franklin Mutual Global Discovery Fund	May 1, 2026

Fund	Date of Prospectus
Franklin Mutual International Value Fund	May 1, 2026
Franklin Mutual Quest Fund	May 1, 2026
Franklin Mutual Shares Fund	May 1, 2026

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund	July 1, 2025

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund	February 1, 2026

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund	September 1, 2025

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund	September 1, 2025
Franklin Growth Opportunities Fund	September 1, 2025
Franklin Natural Resources Fund	September 1, 2025
Franklin Small Cap Growth Fund	September 1, 2025
Franklin Small-Mid Cap Growth Fund	September 1, 2025
Franklin Core Plus Bond Fund	September 1, 2025

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund	July 1, 2025
Franklin Arizona Tax-Free Income Fund	July 1, 2025
Franklin Colorado Tax-Free Income Fund	July 1, 2025
Franklin Connecticut Tax-Free Income Fund	July 1, 2025
Franklin Federal Intermediate-Term Tax-Free Income Fund	July 1, 2025
Franklin Federal Limited-Term Tax-Free Income Fund	July 1, 2025
Franklin Georgia Tax-Free Income Fund	July 1, 2025
Franklin High Yield Tax-Free Income Fund	July 1, 2025
Franklin Louisiana Tax-Free Income Fund	July 1, 2025
Franklin Maryland Tax-Free Income Fund	July 1, 2025
Franklin Massachusetts Tax-Free Income Fund	July 1, 2025
Franklin Michigan Tax-Free Income Fund	July 1, 2025
Franklin Minnesota Tax-Free Income Fund	July 1, 2025
Franklin Missouri Tax-Free Income Fund	July 1, 2025
Franklin New Jersey Tax-Free Income Fund	July 1, 2025
Franklin North Carolina Tax-Free Income Fund	July 1, 2025
Franklin Ohio Tax-Free Income Fund	July 1, 2025
Franklin Oregon Tax-Free Income Fund	July 1, 2025
Franklin Pennsylvania Tax-Free Income Fund	July 1, 2025
Franklin Virginia Tax-Free Income Fund	July 1, 2025

FRANKLIN U.S. GOVERNMENT MONEY FUND
Franklin U.S. Government Money Fund	November 1, 2025

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual Small-Mid Cap Value Fund	March 1, 2026

Fund	Date of Prospectus
Franklin Mutual U.S. Mid Cap Value Fund	March 1, 2026
Franklin Small Cap Value Fund	March 1, 2026

TEMPLETON EMERGING MARKETS EQUITY FUND
Templeton Emerging Markets Equity Fund	May 1, 2026

TEMPLETON FUNDS
Templeton Foreign Fund	January 1, 2026
Templeton World Fund	January 1, 2026

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund	January 1, 2026
Templeton Global Dynamic Income Fund	May 1, 2026

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund	January 1, 2026

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc.	January 1, 2026

TEMPLETON INCOME TRUST
Templeton Global Bond Fund	May 1, 2026
Templeton Global Bond Enhanced Fund	May 1, 2026
Templeton Sustainable Emerging Markets Bond Fund	May 1, 2026

Please retain this supplement for future reference.